CONSULTING GROUP CAPITAL MARKETS FUNDS (THE “TRUST”)

SUPPLEMENT DATED DECEMBER 1, 2005

TO THE PROSPECTUS DATED DECEMBER 29, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and any prior supplements thereto. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

On December 1, 2005, Citigroup Inc. (“Citigroup”) announced that it had completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”) (the “Transaction”). Simultaneous with the Transaction, the Consulting Group, which had been a division of Smith Barney Fund Management LLC (“SBFM”), became a division of Citigroup Investment Advisory Services Inc. (“CIAS”), an indirect wholly owned subsidiary of Citigroup. The Trust’s Board of Trustees has approved the new management agreement between the Trust and CIAS, on behalf of the Consulting Group, on identical terms as the previous management agreement with SBFM, except for the date of inception.

The sections entitled “Fee table” for each Portfolio are revised and superseded by the following:

Large Capitalization Growth Investments, page 6

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.60%
Other expenses	1.80%

Total annual Portfolio operating expenses*	2.40%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.60%
Other expenses	1.80%
Management fee waivers and reimbursements	(1.52)%

Net annual Portfolio operating expenses	0.88%

Large Capitalization Value Equity Investments, page 9

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.59%
Other expenses	0.29%

Total annual Portfolio operating expenses*	0.88%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.59%
Other expenses	0.29%
Management fee waivers and reimbursements	(0.02)%

Net annual Portfolio operating expenses	0.86%

Small Capitalization Growth Investments, page 13

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.80%
Other expenses	0.52%

Total annual Portfolio operating expenses*	1.32%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.80%
Other expenses	0.52%
Management fee waivers and reimbursements	(0.08)%

Net annual Portfolio operating expenses	1.24%

Small Capitalization Value Equity Investments, page 17

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.78%
Other expenses	0.46%

Total annual Portfolio operating expenses*	1.24%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.78%
Other expenses	0.46%
Management fee waivers and reimbursements	(0.07)%

Net annual Portfolio operating expenses	1.17%

International Equity Investments, page 22

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.65%
Other expenses	0.37%

Total annual Portfolio operating expenses*	1.02%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.65%
Other expenses	0.37%
Management fee waivers and reimbursements	(0.03)%

Net annual Portfolio operating expenses	0.99%

Emerging Markets Equity Investments, page 25

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.80%
Other expenses	0.72%

Total annual Portfolio operating expenses*	1.52%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.80%
Other expenses	0.72
Management waivers and reimbursements	(0.08)%

Net annual Portfolio operating expenses	1.44%

Core Fixed Income Investments, page 30

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.40%
Other expenses	0.35%

Total annual Portfolio operating expenses*	0.75%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.40%
Other expenses	0.35%
Management fee waivers and reimbursements	(0.04)%

Net annual Portfolio operating expenses	0.71%

High Yield Investments, page 34

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.55%
Other expenses	0.49%

Total annual Portfolio operating expenses*	1.04%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.55%
Other expenses	0.49%
Management fee waivers and reimbursements	(0.05)%

Net annual Portfolio operating expenses	0.99%

International Fixed Income Investments, page 38

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.50%
Other expenses	0.51%

Total annual Portfolio operating expenses*	1.01%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.50%
Other expenses	0.51%
Management fee waivers and reimbursements	(0.06)%

Net annual Portfolio operating expenses	0.95%

Municipal Bond Investments, page 41

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.40%
Other expenses	0.50%

Total annual Portfolio operating expenses*	0.90%

*	The manager has voluntarily waived a portion of its fees. The manager may change or eliminate this expense waiver at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.40%
Other expenses	0.50%
Management fee waivers and reimbursements	(0.02)%

Net annual Portfolio operating expenses	0.88%

Government Money Investments, page 43

Shareholder Fees (fees paid directly from your investment)	None
Maximum Annual TRAK® Fee	1.50%
Annual Portfolio operating expenses (expenses that are deducted from Portfolio assets)
Management fee	0.15%
Other expenses	0.99%

Total annual Portfolio operating expenses*	1.14%

*	Management has agreed to waive a portion of management and administration fees because it has voluntarily agreed to limit total annual Portfolio operating expenses to 0.60% of average net assets. The manager may change or eliminate this expense limitation at any time.

Expenses After Waivers, Reimbursements or Credits
Management fee	0.15%
Other expenses	0.99%
Management fee waivers and reimbursements	(0.84)%

Net annual Portfolio operating expenses	0.34%

The following is added to the section entitled “Order of Exemption” on page 50 of the Prospectus:

On October 24, 2005, Citigroup Global Markets filed an additional request for exemption with the DOL to request the DOL to temporarily amend and clarify the definition of “affiliate” as it relates to the Transaction, as more fully described in the SAI.

The first four sentences of the section entitled “The manager” on page 51 of the Prospectus are replaced with the following:

The manager. The Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”), serves as the manager for the Portfolios. The manager’s address is 388 Greenwich Street, New York, NY 10013. CIAS is a Delaware corporation formed on September 21, 2005 and is an affiliate of Citigroup Global Markets. CIAS and Citigroup Global Markets are subsidiaries of Citigroup.

The following information is added to the section entitled, “The manager” on page 51 of the prospectus:

The administrator. SBFM, previously an indirect wholly owned subsidiary of Citigroup, and now an indirect wholly owned subsidiary of Legg Mason, serves as administrator to the Trust’s Portfolios.

TK 2088 12/04 S11

CONSULTING GROUP CAPITAL MARKETS FUNDS (THE “TRUST”)

SUPPLEMENT DATED DECEMBER 1, 2005

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2004

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”) and any prior supplements thereto. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

The last sentence of the first paragraph of the section entitled “Trustees and Executive Officers of the Trust” on page 2 is replaced with the following:

The day-to-day operations of the Portfolios are delegated to the Portfolios’ manager, the Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”), which performs the same duties, as manager, for the same fees as previously performed by SBFM.

The section entitled “Department of Labor (“DOL”) Exemption” on page 33 is replaced with the following:

Department of Labor (“DOL”) Exemption. Sales of Trust shares to Consulting Group fiduciary clients which are employee benefit plans, IRAs or Keogh Plans are subject to regulation by the DOL and the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). CGM, through its predecessors, has received a DOL exemption for the TRAK Investment Advisory Program covering certain transactions in shares of the Portfolios. The full text of the DOL exemption may be found in Appendix A of the Prospectus.

On October 24, 2005, CGM filed an exemption application with the DOL to request a modification of the current exemption. Specifically, CGM requested that the term “affiliate,” as set forth in the current exemption, be temporarily amended and clarified as it relates to the proposed transaction (the “Transaction”) between Citigroup and Legg Mason, Inc. (“Legg Mason”) so that Citigroup’s interest in Legg Mason would not cause Legg Mason to be treated as an affiliate.

Although Citigroup will at no time control a greater than 5% voting interest in Legg Mason, an affiliate of Citigroup will temporarily hold an aggregate economic ownership interest in Legg Mason (i.e., including common and Non-Voting Preferred Stock) of approximately 14%. As a result, Legg Mason(and through Legg Mason, possibly Brandywine and Western) may temporarily be considered an “affiliate” of CGM for purposes of the current ERISA exemption.

CGM has requested a modification to the definition of affiliate in the current exemption, so that during the period within which Citigroup holds a 10% or greater economic ownership interest in Legg Mason, Brandywine and Western will continue to be considered “independent” of CGM and its affiliates for purposes of the general conditions of the current exemption. Without the requested relief, the Consulting Group may be forced to terminate receipt of sub-advisory services from Brandywine and Western.

The last sentence of the first paragraph of the section entitled “Manager; Subadvisers; Administrator” on page 38 is replaced with the following:

Smith Barney Fund Management LLC (“SBFM”), previously an indirect wholly owned subsidiary of Citigroup and now a subsidiary of Legg Mason, Inc., serves as the administrator to the Portfolios pursuant to a written agreement (“Administration Agreement”).

The third paragraph of the section entitled “Manager; Subadvisers; Administrator” on page 39 is replaced with the following:

Under the Management Agreement, each Portfolio pays CIAS a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio’s average daily net assets. In addition, CIAS pays each Subadviser, based on the rates applied to each respective Portfolio’s average daily net assets on a monthly basis. The Subadviser for each Portfolio, as well as the maximum allowable annual management fee and advisory fee paid by CIAS to each Subadviser is indicated below:

The fifth paragraph on page 41 of the section entitled “Manager; Subadvisers; Administrator” is replaced with the following:

CIAS was incorporated on September 21, 2005 under the laws of Delaware. CIAS is a registered investment adviser and an indirect wholly owned subsidiary of Citigroup. The Consulting Group, a division of CIAS, has extensive experience in providing investment adviser selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group’s analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the manager’s comprehensive database of money management firms, through which the manager tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment advisers, and annually conducts over 300 on-site evaluation visits to advisers. As of September 30, 2005, the Consulting Group provided services with respect to over $236 billion in client assets representing approximately 583,147 separate accounts under a variety of programs designed for individual and institutional investors.

The following is added to the section entitled “Code of Ethics” on page 46:

CIAS has adopted a code of ethics.

The following is added to Appendix B:

CONSULTING GROUP CAPITAL MARKETS FUNDS

Proxy Voting Policies and Procedures Pursuant to Rule 38a-1 under the

Investment Company Act of 1940

Rules Summary:

The proxy voting rules are designed to mitigate conflicts of interest for anyone voting a proxy – whether the person/entity voting a proxy on behalf of CGCM is the Adviser, Sub-Adviser, or a third-party.

Rule 30b1-4 under the Investment Company of 1940 Act, (the “1940 Act”) requires CGCM to file an annual report on Form N-PX not later than August 31 of each year, containing the Registrant’s proxy voting record for the most recent twelve month period ended June 30.

Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) requires investment advisers, that exercise voting authority with respect to client securities, to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. And they must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

Item 13(f) of Form N-1A requires an investment company to include a description of its proxy voting policies and procedures (or, alternatively, a copy of the policies and procedures themselves) in its SAI.

Items 22(b)(7) and 22(c)(5) of Form N-1A require an investment company to disclose in each annual and semi-annual report transmitted to shareholders that a description of the policies and procedures that the investment company uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the investment company’s Web site, if applicable; and (iii) on the SEC’s Web site at http://www.sec.gov.

Items 13(f), 22(b)(8), and 22(c)(6) of Form N-1A require an investment company to disclose in each registration statement and annual and semi-annual report that information regarding how the investment company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the investment company’s Web site at a specified Internet address; or both; and (ii) on the SEC’s Web site at http://www.sec.gov.

Policy:

It is CGCM’s policy for all proxies to be voted in the best interests of shareholders.

The Trust has delegated proxy voting responsibilities for securities held by the funds to the Adviser and Sub-Advisers, as applicable, subject to the Board’s general oversight. As a matter of policy, CGCM requires its Sub-Advisers to vote all proxies. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Trust and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser and Sub-Advisers have adopted their own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of a Fund and the interests of the Adviser, Sub-Advisers and their affiliates. In the event that a Sub-Adviser does not vote a proxy, the Adviser’s Proxy Voting Procedures requires ISS, a third party, to: 1) review the proxy; 2) provide advice on how to vote the proxy, and; 3) vote in accordance with its recommendation.

The Proxy Voting Procedures are provided in Appendix B of this SAI. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-???-???? and (2) on the SEC’s website at WWW.SEC.GOV.

Procedures:

These procedures are intended to document how CGCM complies with the requirements and restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the rules and forms thereunder, with respect to the disclosure of proxy voting records, including the annual filing of proxy voting records on Form N-PX.

1. Web-Based Platform

Proxy voting history will be available on a publicly available Smith Barney internet web site.

2. Filing on Form N-PX

The Administrator has the primary responsibility for obtaining the proxy voting information from sub-advisers and/or their third-party service providers, when necessary, and for coordinating with the Vendor to produce the proxy voting records needed to file Form N-PX on behalf of CGCM. The Administrator is responsible for beginning the process of gathering such information promptly after June 30 of each year.

The Administrator is responsible for preparing and filing the funds’ reports on Form N-PX in a timely manner. Upon receipt of proxy voting record information from Operations and/or the Vendor, the Administrator will coordinate review, as appropriate, to confirm that the correct entities are covered for the correct periods, and that sufficient information is provided to satisfy the legal requirements for filing on Form N-PX. In connection with any follow-up requests, the Administrator will coordinate between the Adviser, any sub-advisers and their third party service providers (as applicable), and the Vendor. The Administrator is responsible for maintaining appropriate records with respect to Form N-PX filings it makes on behalf of CGCM.

3. Reporting

The Adviser will provide, or cause ISS to provide, to the Trust’s administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX or other required SEC filings including the items set forth below under “Recordkeeping.” In connection with the Board of Trustees annual review of the Funds’ proxy voting process, the Adviser will provide, or cause ISS to provide, any information reasonably requested by the Board of Trustees.

4. Recordkeeping

The Adviser will keep and maintain the following records:

1)	a copy of the Procedures;

2)	a copy of the ISS Proxy Guidelines;

3)	copies of all proxy statements received regarding underlying portfolio securities held by the Funds (hard copies held by ISS or electronic filings from the SEC’s EDGAR system);

4)	identification of each proxy’s issuer including the exchange ticker and CUSIP number (if available);

5)	a record of all votes cast on behalf of the Funds;

6)	copies of any documents used or prepared by the Adviser in order to make a decision as to how to vote proxies or that memorialized the basis for the voting decision;

7)	written requests from the Funds’ shareholders for information as to how the Adviser voted proxies for the Funds; and

8)	written responses by the Adviser to any requests from the Funds’ shareholders for information as to how the Adviser voted proxies for the Fund.

These records and other items shall be maintained in an easily-accessible place for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in the office of the Adviser. Certain records will also be maintained by ISS.